WARRANT LIABILITY (Details Narrative) - USD ($)					12 Months Ended
	Oct. 03, 2024	Sep. 29, 2024	Oct. 03, 2023	Aug. 26, 2023	Mar. 31, 2025	Aug. 26, 2024
IfrsStatementLineItems [Line Items]
Exercise price					$ 38.00
Net proceeds warrants					$ 5,300,000
Estimated offering expenses					$ 700,000
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase					157,895
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase					157,895
Exercise price					$ 45.20
Exercise price			$ 45.20		45.20
Share price			$ 39.40		$ 9.25
Expected life			3 years 3 days		1 year 6 months 3 days
Expected volatility			90.40%		207.73%
Risk free interest rate			4.95%		3.96%
Expected dividend
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase					157,895
Exercise price					$ 45.20
Exercise price			$ 45.20		45.20
Share price			$ 39.40		$ 9.25
Expected life			5 years		3 years 6 months 3 days
Expected volatility			100.70%		152.01%
Risk free interest rate			4.80%		3.91%
Expected dividend
Placement Agent Warrant [Member]
IfrsStatementLineItems [Line Items]
Interest rate				6.00%
Aggregate gross proceeds				$ 360,000
Management fee percentage						1.00%
Aggregate gross proceeds increase				60,000.00
Non-accountable expenses				75,000
Clearing fees				$ 15,950
Purchase warrants				7,896
Sale of warrant percentage				5.00%
Exercise price warrant per share				$ 47.50
Seies B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share			$ 22.40		$ 5.65
Seies C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share			29.60		6.40
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share	$ 29.40				6.34
Exercise price	38.00		47.60		47.50
Share price	$ 39.40		$ 39.40		$ 9.25
Expected life	1 year 6 months		4 years 11 months 26 days		3 years 6 months 3 days
Expected volatility	96.00%		100.70%		152.01%
Risk free interest rate	5.32%		4.80%		3.91%
Expected dividend
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of stock sold		98,500
Purchase price of per share		$ 38.00
Purchase Agreement [Member] | Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Purchase price of per share		$ 37.98
Purchase warrants		59,395
Exercise price		$ 0.02